Common Stock and Stock Plans, Weighted-Average Per Share Fair Value of Options Granted (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average per Share Fair Value of Options Granted and the Assumptions Used [Abstract]
Per share fair value of options granted	$ 2.79	$ 3.78	$ 6.11
Expected Volatility	29.20%	32.70%	44.30%
Expected dividends	$ 0.68	$ 0.32	$ 0.20
Expected term (in years)	0 years 8 months 12 days	1 year 0 months 0 days	1 year 3 months 18 days
Risk-free interest rate	0.10%	0.20%	0.60%